FOLEY & LARDNER LLP ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE MILWAUKEE, WISCONSIN 53202-5306 414.271.2400 TEL 414.297.4900 FAX www.foley.com
	April 14, 2005	WRITER'S DIRECT LINE 414.297.5553 pjones@foley.com Email
VIA FACSIMILE AND EDGAR		CLIENT/MATTER NUMBER 015428-0137

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-0405

Re:	REGAL-BELOIT Corporation— Registration Statement on Form S-3 (Registration No. 333-122823)

Ladies and Gentlemen:

        On behalf of REGAL-BELOIT Corporation, a Wisconsin corporation (the “Company”), we are transmitting for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), the Company’s acceleration request relating to the above-referenced Registration Statement pursuant to Rule 461 under the Securities Act relating to: (i) the offer and sale by the Company from time to time of up to $90,000,000 aggregate amount of common stock, $.01 par value (the “Common Stock”), and attached common share purchase rights (the “Rights”), and (ii) the resale by the selling shareholder named in the Registration Statement (the “Selling Shareholder”) of up to 4,559,048 shares of Common Stock and attached Rights that may be sold from time to time by the Selling Shareholder in accordance with the terms of that certain Shareholder Agreement, dated December 31, 2004, between the Company and the Selling Shareholder.

        As indicated in the acceleration request, it is respectfully requested that the above-referenced Registration Statement be declared effective at 5:00 p.m., Eastern Time, on April 15, 2005, or as soon as is practicable thereafter.

        Please contact the undersigned at (414) 297-5553, Benjamin F. Garmer, III at (414) 297-5675 or Jay O. Rothman at (414) 297-5644 if you have any questions or comments regarding the foregoing matter and to advise that the above-referenced Registration Statement has been declared effective.

Very truly yours,
/s/ Paul J. Jones
Paul J. Jones
cc:	REGAL-BELOIT Corporation Working Group

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